Income from Assets Held for Investment, net	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Notes to Financial Statements
Income from Assets Held for Investment, net

Note 11 – Income from Assets Held for Investment, net:

In August 2013, the Company sold a property which was held for investment for gross proceeds after real estate commissions of $883,780. This property had a net book value of $694,911, resulting in an accounting gain of $188,869 which is included in income from assets held for investment, net on the interim consolidated statement of operations. The property was secured by a mortgage which was discharged upon the sale, as described in the last paragraph of this note below. After the discharge of the mortgage ($606,806), as well as legal fees, interest, penalties and other costs ($73,628 in aggregate) the sale resulted in net cash proceeds to the Company of $203,346.

In September 2012, the Company sold its head office real estate in Toronto for gross proceeds after real estate commissions of $1,579,189. This property had a net book value of $585,064, resulting in an accounting gain of $994,125 which is included in income from assets held for investment, net on the interim consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the property. The first mortgage on the property, with remaining principal of $480,951, was discharged completely upon sale. The remaining net proceeds of $1,028,780 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from this property sale.

The remaining income of $4,738 in this category in the three months ended October 31, 2013, pertains to rental income from properties held for investment, net of carrying and operating expenses, compared to $48,743 in the prior year period.

Prior to the August 2013 property sale, the properties held for investment had an interest only first mortgage which closed on November 30, 2012 with a principal amount $606,806, an interest rate of 9.75% compounded semi-annually and a maturity date of November 30, 2013. Upon the sale of the property, the mortgage was discharged.

Note 3 - Long-lived Assets:

Property and Equipment

The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2013	2012

Land	$-0-	$140,450
Buildings and Improvements	117,898	934,668
Furniture and Fixtures	23,452	47,794
Office Equipment	38,690	52,395
Lab Equipment	327,899	393,781

Total Property and Equipment	507,939	1,569,088

Less: Accumulated Depreciation	422,533	864,410

Property and Equipment, Net	$85,406	$704,678

Depreciation expense related to property and equipment amounted to $41,890, $97,967 and $172,250 for the years ended July 31, 2013, 2012 and 2011, respectively.

Assets Held for Investment, Net

The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2013	2012

Assets Held For Investment	$930,726	$1,179,276

Less: Accumulated Depreciation	289,954	320,899

Assets Held for Investment, Net	$640,772	$858,377

These assets are held as collateral for long term debt (see Note 8). Depreciation expense on assets held for investment amounted to $30,764, $74,070 and $141,686 for the years ended July 31, 2013, 2012 and 2011, respectively.

The Company’s holds these properties for investment purposes and collects rental income as described directly below.

Income from Assets Held for Investment, net

In March 2013, the Company sold a property which was held for investment for gross proceeds after real estate commissions of $256,835. This property had a net book value of $169,566, resulting in an accounting gain of $87,682 which is included in income from assets held for investment, net on the consolidated statement of operations. The property was secured by a mortgage which was partially discharged upon the sale, as described in the last paragraph of this note below. After the partial discharge of the mortgage ($216,810), as well as legal fees, interest, penalties and other costs (approximately $13,000 in aggregate), the sale resulted in net cash proceeds to the Company of $27,025.

In September 2012, the Company sold its head office real estate in Toronto for gross proceeds after real estate commissions of $1,579,189. This property had a net book value of $585,064, resulting in an accounting gain of $994,125 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the property. The first mortgage on the property, with remaining principal of $480,951, was discharged completely upon sale. The remaining net proceeds of $1,028,780 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from this property sale.

In July 2012, the Company sold a property for gross proceeds after real estate commissions of $342,862. This property had a net book value of $107,203, resulting in an accounting gain of $235,659 which is included in income from assets held for investment, net, on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to partially discharge the first and second mortgages on the property and the Company did not receive any of the net proceeds from this property sale.

In March and April, 2012, the Company sold nine commercial condominium units which were held for investment for gross proceeds after real estate commissions of $2,865,682. These properties had a net book value of $1,783,932, resulting in an accounting gain of $1,081,750 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the properties. There were two first mortgages on the properties, with combined remaining principals of $571,680, which were discharged completely upon sale. The remaining net proceeds of $2,190,952 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from these property sales.

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,827.

The total accounting gains in this category from property sales in the fiscal years ended July 31, 2013 and 2012 were $1,081,807 and $1,957,089, respectively, compared to zero in the fiscal year ended July 31, 2011.

The remaining income of $163, 358 and $249,127 in this category in the respective fiscal years ended July 31, 2013 and 2012, pertains to rental income from properties held for investment, net of carrying and operating expenses. In the fiscal year ended July 31, 2011, rental income from properties held for investment, net of operating expenses was $349,458. Gross income from rental operations was $221,399, $384,299 and $582,974 and rental expenses were $58,041, $135,172 and $233,516, including the depreciation expense amounts above relating to assets held for investment, for the years ended July 31, 2013, 2012 and 2011, respectively.

The properties held for investment have an interest only first mortgage which closed on November 30, 2012 with a principal amount as of July 31, 2013 of $617,665, an interest rate of 9.75% compounded semi-annually and a maturity date of November 30, 2013. This mortgage was completely discharged following the sale of the properties held for investment in August 2013. See Note 18 – Subsequent Events.